Business combinations - Additional Information (Details) € in Thousands, $ in Thousands									6 Months Ended	8 Months Ended	12 Months Ended
	Apr. 28, 2024	Jan. 01, 2024 EUR (€)	Jul. 01, 2023 EUR (€) store	Apr. 28, 2023 EUR (€)	Apr. 28, 2023 USD ($)	Apr. 27, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 EUR (€) store	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Apr. 28, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Costs related to the business combination												€ 2,140	€ 2,137
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate						15.00%	15.00%	15.00%			100.00%	100.00%	15.00%
Provision of guarantees or collateral to entity, related party transactions | $					$ 6,875
Pelletteria Tizeta S.r.l.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate	100.00%					50.00%					50.00%
Pelletteria Tizeta S.r.l. | Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate						50.00%
TFI Group
Disclosure of detailed information about business combination [line items]
Number of retail stores | store											64
Pelletteria Tizeta S.r.l.
Disclosure of detailed information about business combination [line items]
Group’s percentage interest				100.00%	100.00%
CGU Ermenegildo Zegna Korea Co.Ltd.
Disclosure of detailed information about business combination [line items]
Group’s percentage interest		100.00%
Goodwill		€ 8,280
Costs related to the business combination											€ 33
Revenue of the acquiree since the acquistion date		15,649
Profit (loss) of the acquiree since the acquisition date		(24)
Trade receivables		1,576
Best estimate at acquisition date of contractual cash flows not to be collected		16
Deferred consideration		€ 2,540
Percentage of voting interests acquired		100.00%
CGU Thom Browne Korea Ltd.
Disclosure of detailed information about business combination [line items]
Goodwill			€ 23,966
Costs related to the business combination			€ 263
Revenue of the acquiree since the acquistion date									€ 19,668
Profit (loss) of the acquiree since the acquisition date									(1,003)
Number of retail stores | store			17
Deferred consideration			€ 18,583						€ 18,991	€ 18,991	9,066	€ 18,991
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Costs related to the business combination				€ 5,436
Revenue of the acquiree since the acquistion date										235,531
Profit (loss) of the acquiree since the acquisition date										€ 14,926
Trade receivables											24,571
Best estimate at acquisition date of contractual cash flows not to be collected											€ 1,242
Percentage of voting interests acquired				85.00%										85.00%
Implied fair value | $														$ 150,000
Additional revenues if acquisition had occurred at beginning of year												97,000
Additional net income if acquisition had occurred at beginning of year												€ 17,000
Percentage of entity's assets											15.70%
Percentage of entity's revenue											12.40%
Long-term licensing and collaboration agreement, renewal term				10 years										10 years
Long-term licensing and collaboration agreement, term of minimum annual guaranteed royalties											10 years
Tom Ford International LLC | Concessions, licenses, trademarks and patents
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date				€ 99,295
Useful life of intangible asset				30 years	30 years
Right-of-use guaranteed years				20 years										20 years
Right-of-use automatic renewal term				10 years										10 years